Goodwill (Details) - Schedule of Goodwill - USD ($) $ in Thousands		12 Months Ended
	Aug. 03, 2020	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
COST
Beginning Balance		$ 7,477	$ 7,557
Acquisition of subsidiaries ( note 14(b))	$ 7,566			7,566
Exchange realignment		7	(80)	(9)
Ending Balance			$ 7,477	$ 7,557
Reclassified as held for sale (note 15)		$ (7,484)